Schedule of Investments (unaudited)
July 31, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.5%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$17,034	$18,473,952
Spirit AeroSystems Inc.
3.85%, 06/15/26	5,000	4,926,414
4.60%, 06/15/28(b)	23,506	23,127,552
		46,527,918
Airlines — 0.3%
United Airlines Pass-Through Trust, Series A, 3.10%, 04/07/30(b)	5,584	5,205,716
Apparel — 3.2%
Under Armour Inc., 3.25%, 06/15/26	5,000	4,917,757
VF Corp.
2.80%, 04/23/27	16,293	15,556,862
2.95%, 04/23/30(b)	25,054	21,221,338
6.00%, 10/15/33(b)	9,288	8,589,580
6.45%, 11/01/37	9,654	8,649,467
		58,935,004
Auto Manufacturers — 3.0%
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)(b)	5,775	5,539,896
2.45%, 09/15/28(a)	2,881	2,603,663
2.75%, 03/09/28(a)(b)	4,180	3,871,424
5.30%, 09/13/27(a)	2,675	2,654,763
5.55%, 09/13/29(a)(b)	2,210	2,155,118
6.95%, 09/15/26(a)	1,600	1,623,222
7.05%, 09/15/28(a)	4,800	4,941,600
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	16,484	16,057,371
4.81%, 09/17/30(a)(b)	16,600	15,242,385
		54,689,442
Auto Parts & Equipment — 1.2%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)(c)	16,675	16,779,469
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	5,067	5,234,571
		22,014,040
Banks — 2.2%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(c)	1,500	1,342,029
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	32,504	35,809,524
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.360%)(b)(c)	3,000	2,684,568
		39,836,121
Chemicals — 8.0%
Celanese U.S. Holdings LLC
1.40%, 08/05/26(b)	3,100	2,987,019
6.67%, 07/15/27(b)	11,373	11,667,780
6.83%, 07/15/29(b)	5,870	6,094,970
6.85%, 11/15/28(b)	7,838	8,164,555
6.88%, 07/15/32(b)	8,075	8,359,719
7.05%, 11/15/30	7,925	8,249,482
7.20%, 11/15/33(b)	8,075	8,426,831
HB Fuller Co., 4.00%, 02/15/27	9,906	9,724,382
Huntsman International LLC
2.95%, 06/15/31(b)	12,400	10,429,197
4.50%, 05/01/29	10,775	10,244,115
5.70%, 10/15/34(b)	9,975	9,189,471
Security	Par (000)	Value
Chemicals (continued)
Methanex Corp.
5.25%, 12/15/29	$22,587	$22,188,877
5.65%, 12/01/44(b)	11,321	8,834,707
OCI NV, 6.70%, 03/16/33(a)	19,421	21,520,962
		146,082,067
Commercial Services — 1.3%
United Rentals North America Inc., 3.88%, 11/15/27(b)	24,005	23,402,817
Computers — 2.5%
Crane NXT Co.
4.20%, 03/15/48(b)	12,240	7,193,216
6.55%, 11/15/36(b)	5,654	5,926,775
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	14,129	13,522,447
4.13%, 01/15/31(a)	7,875	6,942,600
5.75%, 12/01/34(a)	13,878	13,053,007
		46,638,045
Cosmetics & Personal Care — 1.8%
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	24,713	24,068,028
4.90%, 12/15/44	11,766	9,423,436
		33,491,464
Diversified Financial Services — 1.3%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	5,000	4,950,099
Navient Corp., 5.63%, 08/01/33(b)	20,054	18,045,813
		22,995,912
Electric — 0.5%
TransAlta Corp., 6.50%, 03/15/40(b)	10,165	9,853,276
Energy - Alternate Sources — 0.9%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	16,700	16,394,144
Engineering & Construction — 1.0%
Fluor Corp., 4.25%, 09/15/28(b)	19,394	19,095,180
Entertainment — 3.2%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(d)	33,790	30,026,472
4.63%, 04/06/31(a)(b)	11,901	9,852,365
Warnermedia Holdings Inc.
3.76%, 03/15/27	3,000	2,940,054
4.28%, 03/15/32	10,993	8,890,055
5.05%, 03/15/42	10,250	6,851,762
		58,560,708
Environmental Control — 1.9%
GFL Environmental Inc., 6.75%, 01/15/31(a)(b)	33,335	34,597,728
Food — 0.5%
Safeway Inc., 7.25%, 02/01/31(b)	8,789	9,429,354
Health Care - Services — 2.4%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	12,073	12,854,458
Toledo Hospital (The)
4.98%, 11/15/45(b)	8,727	7,126,288
6.02%, 11/15/48(b)	13,588	12,446,064
Series B, 5.33%, 11/15/28(b)	10,850	10,867,022
		43,293,832

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 0.9%
Prospect Capital Corp.
3.36%, 11/15/26(b)	$9,000	$8,637,135
3.44%, 10/15/28(b)	9,000	8,124,763
		16,761,898
Home Furnishings — 3.0%
Whirlpool Corp.
2.40%, 05/15/31(b)	5,845	4,892,910
4.50%, 06/01/46(b)	9,850	7,391,556
4.60%, 05/15/50(b)	12,075	9,004,343
4.70%, 05/14/32(b)	5,925	5,425,844
4.75%, 02/26/29(b)	13,565	13,249,620
5.15%, 03/01/43(b)	4,925	4,148,841
5.50%, 03/01/33(b)	5,825	5,535,127
5.75%, 03/01/34(b)	5,875	5,611,480
		55,259,721
Housewares — 1.8%
Newell Brands Inc.
6.88%, 04/01/36(b)	14,095	13,455,177
7.00%, 04/01/46(b)	23,264	19,947,513
		33,402,690
Insurance — 3.7%
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	8,556	8,224,622
6.80%, 01/24/30(a)(b)	13,935	13,730,486
Genworth Holdings Inc., 6.50%, 06/15/34(b)	8,248	8,234,952
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	14,901	17,435,654
Provident Financing Trust I, 7.41%, 03/15/38(b)	6,831	7,299,856
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(c)(e)	12,850	12,818,479
		67,744,049
Iron & Steel — 0.9%
Cleveland-Cliffs Inc., 6.25%, 10/01/40	7,938	6,397,023
U.S. Steel Corp., 6.65%, 06/01/37(b)	9,523	9,967,699
		16,364,722
Leisure Time — 0.4%
Carnival Corp., 6.65%, 01/15/28(b)	6,709	6,911,320
Lodging — 0.7%
Travel & Leisure Co., 6.00%, 04/01/27	13,520	13,618,602
Media — 1.1%
Belo Corp.
7.25%, 09/15/27(b)	8,116	8,366,063
7.75%, 06/01/27(b)	6,716	6,955,723
Discovery Communications LLC, 6.35%, 06/01/40(b)	1,950	1,307,788
Liberty Interactive LLC
8.25%, 02/01/30	15,316	2,061,799
8.50%, 07/15/29(b)	8,707	1,217,691
		19,909,064
Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	16,402	15,624,471
6.13%, 05/15/28(a)(b)	7,167	7,187,389
		22,811,860
Office & Business Equipment — 0.6%
Xerox Corp.
4.80%, 03/01/35(b)	8,287	4,146,430
6.75%, 12/15/39(b)	12,070	6,103,896
		10,250,326
Security	Par (000)	Value
Office Furnishings — 0.8%
Steelcase Inc., 5.13%, 01/18/29(b)	$15,123	$14,920,654
Oil & Gas — 2.7%
Global Marine Inc., 7.00%, 06/01/28(b)	8,825	8,220,448
Murphy Oil Corp., 5.88%, 12/01/42	12,281	10,028,184
Transocean Inc.
6.80%, 03/15/38(b)	20,339	15,254,857
7.50%, 04/15/31(b)	13,332	11,512,763
9.35%, 12/15/41	6,368	5,338,242
		50,354,494
Packaging & Containers — 1.5%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	11,260	11,600,809
Sealed Air Corp., 6.88%, 07/15/33(a)	14,985	16,000,639
		27,601,448
Pipelines — 5.9%
Buckeye Partners LP
3.95%, 12/01/26(b)	17,923	17,623,941
4.13%, 12/01/27(b)	12,866	12,554,894
5.60%, 10/15/44(b)	10,852	9,231,449
5.85%, 11/15/43	12,712	11,306,524
6.75%, 08/15/33(b)	2,846	2,881,322
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	11,485	11,079,096
4.95%, 07/15/29(a)(b)	17,805	17,438,348
6.88%, 04/15/40(a)	17,693	17,848,387
7.50%, 07/15/38(a)	8,075	8,268,500
		108,232,461
Real Estate Investment Trusts — 9.4%
Brandywine Operating Partnership LP
3.95%, 11/15/27	14,497	13,977,836
4.55%, 10/01/29(b)	11,801	11,088,357
8.30%, 03/15/28(b)	11,550	12,295,292
Diversified Healthcare Trust, 4.75%, 02/15/28(b)	16,849	15,616,187
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	13,571	10,863,275
3.95%, 11/01/27(b)	13,482	12,752,724
4.65%, 04/01/29(b)	16,987	14,808,651
5.95%, 02/15/28	11,761	11,265,745
Service Properties Trust
3.95%, 01/15/28(b)	11,395	10,625,685
4.38%, 02/15/30(b)	11,494	9,800,417
4.75%, 10/01/26(b)	12,398	12,191,193
4.95%, 02/15/27(b)	11,468	11,189,874
4.95%, 10/01/29(b)	12,218	10,768,912
Vornado Realty LP
2.15%, 06/01/26	5,000	4,860,258
3.40%, 06/01/31(b)	12,248	10,772,293
		172,876,699
Retail — 14.3%
Advance Auto Parts Inc.
1.75%, 10/01/27	11,500	10,590,073
3.50%, 03/15/32(b)	11,850	10,119,549
3.90%, 04/15/30(b)	16,932	15,345,141
5.95%, 03/09/28(b)	9,957	10,003,311
Bath & Body Works Inc.
6.95%, 03/01/33(b)	9,443	9,702,319
7.60%, 07/15/37	7,110	7,250,092
Kohl's Corp.
5.13%, 05/01/31(b)	17,028	12,294,578
5.55%, 07/17/45(b)	14,478	8,136,554

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	$8,454	$5,591,382
4.50%, 12/15/34(b)	12,532	10,145,471
5.13%, 01/15/42	8,627	6,084,135
6.38%, 03/15/37(b)	6,988	5,820,213
6.70%, 07/15/34(a)(b)	5,662	4,876,059
Nordstrom Inc.
4.00%, 03/15/27(b)	8,842	8,636,066
4.25%, 08/01/31(b)	10,740	9,444,682
4.38%, 04/01/30(b)	12,593	11,473,441
5.00%, 01/15/44(b)	24,539	16,623,843
6.95%, 03/15/28(b)	7,502	7,695,631
QVC Inc.
5.45%, 08/15/34(b)	12,249	5,297,441
5.95%, 03/15/43(b)	9,102	3,827,525
Walgreen Co., 4.40%, 09/15/42	4,507	4,110,452
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	7,630	7,385,448
3.45%, 06/01/26	17,750	17,572,620
4.10%, 04/15/50(b)	14,145	12,164,700
4.50%, 11/18/34(b)	4,116	4,072,926
4.65%, 06/01/46(b)	4,063	3,901,876
4.80%, 11/18/44	14,389	14,103,069
Yum! Brands Inc.
5.35%, 11/01/43(b)	9,129	8,625,318
6.88%, 11/15/37	10,754	11,561,583
		262,455,498
Telecommunications — 11.2%
Embarq Corp., 8.00%, 06/01/36(b)	41,031	19,661,388
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	9,855	10,270,141
Frontier North Inc., Series G, 6.73%, 02/15/28(b)	6,936	7,141,135
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	12,032	10,258,445
Series U, 7.65%, 03/15/42(b)	9,792	8,133,816
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(c)	24,598	24,306,314
Telecom Italia Capital SA
6.00%, 09/30/34(b)	12,994	12,897,018
6.38%, 11/15/33(b)	13,058	13,527,248
7.20%, 07/18/36	13,023	13,697,936
7.72%, 06/04/38	13,722	14,800,757
U.S. Cellular Corp., 6.70%, 12/15/33(b)	16,517	17,302,365
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(c)	51,221	53,616,483
		205,613,046
Security	Par (000)	Value
Transportation — 0.6%
XPO CNW Inc., 6.70%, 05/01/34(b)	$10,117	$10,578,623
Total Corporate Bonds & Notes — 98.4% (Cost: $1,896,562,716)		1,806,709,943
	Shares
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	87,228	20,935
Total Common Stocks — 0.0% (Cost $0)		20,935
Total Long-Term Investments — 98.4% (Cost: $1,896,562,716)		1,806,730,878
Short-Term Securities
Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	298,988,587	299,108,183
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	6,350,000	6,350,000
Total Short-Term Securities — 16.6% (Cost: $305,347,617)		305,458,183
Total Investments — 115.0% (Cost: $2,201,910,333)		2,112,189,061
Liabilities in Excess of Other Assets — (15.0)%		(275,849,969)
Net Assets — 100.0%		$1,836,339,092

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Fallen Angels USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$341,593,881	$—	$(42,386,814)(a)	$(17,331)	$(81,553)	$299,108,183	298,988,587	$1,601,486 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,240,000	—	(5,890,000)(a)	—	—	6,350,000	6,350,000	665,669	—
				$(17,331)	$(81,553)	$305,458,183		$2,267,155	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,806,709,943	$—	$1,806,709,943
Common Stocks	—	20,935	—	20,935
Money Market Funds	305,458,183	—	—	305,458,183
	$305,458,183	$1,806,730,878	$—	$2,112,189,061

Portfolio Abbreviation
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
SOFR	Secured Overnight Financing Rate